Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.57%(a)
New York–90.46%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$ 1,750	$ 2,118,427
Series 2018 A, RB	5.00%	12/15/2048	2,585	3,105,024
Series 2018 B, RB(b)	5.00%	12/15/2033	335	398,684
Series 2018 B, RB(b)	5.00%	12/15/2034	250	297,068
Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The));
Series 1993 A, RB	8.38%	06/01/2023	250	250,170
Albany (County of), NY Industrial Development Agency (Sage Colleges);
Series 1999 A, RB	5.30%	04/01/2029	1,665	1,572,093
Albany (County of), NY Parking Authority;
Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/15/2025	315	376,264
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	1,525	1,541,592
Series 2011 A, RB	5.63%	07/01/2031	1,315	1,328,150
Series 2011 A, RB	5.88%	07/01/2041	8,165	8,241,833
Albany Capital Resource Corp. (Empire Commons Student Housing);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	339,372
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	221,638
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,676,609
Series 2018, Ref. RB	5.00%	10/01/2043	2,345	2,611,369
Series 2018, Ref. RB	5.00%	10/01/2048	2,435	2,678,622
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo);
Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2045	1,000	1,166,420
Battery Park (City of), NY Authority;
Series 2019, RB	4.00%	11/01/2044	4,000	4,831,680
Brookhaven (City of), NY Industrial Development Agency (Enecon Corp.);
Series 2007 B, RB(b)	6.30%	11/01/2033	2,495	2,455,928
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,969,984
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,558,755
Series 2020 B, RB	4.00%	11/01/2055	6,400	6,610,752
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,233,626
Series 2016 A, Ref. RB	5.00%	07/15/2042	32,330	35,558,797
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(c)	4.00%	04/01/2050	3,500	3,964,940
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.);
Series 2011, RB(e)(f)	5.38%	04/01/2021	1,770	1,800,674
Series 2011, RB(e)(f)	6.00%	04/01/2021	870	886,869
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System);
Series 2015, RB	5.25%	07/01/2035	1,500	1,712,055
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,668,885
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	933,610
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	167,863
Series 2018, Ref. RB	5.00%	10/01/2033	150	179,147
Series 2018, Ref. RB	5.00%	10/01/2037	500	591,085
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park);
Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,105,991
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	$ 825	$ 912,409
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	357,579
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	178,640
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	249,575
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	290,563
Build NYC Resource Corp.;
Series 2015, RB	5.00%	07/01/2045	1,160	1,286,846
Build NYC Resource Corp. (Bronx Charter School for Excellence);
Series 2013 A, RB	5.00%	04/01/2033	500	526,375
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,682,868
Series 2018, RB	5.00%	06/01/2048	2,415	2,631,167
Build NYC Resource Corp. (Chapin School);
Series 2017, Ref. RB	5.00%	11/01/2047	8,000	12,906,240
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	634,759
Series 2019, RB	4.00%	07/01/2049	1,300	1,470,235
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	1,040,160
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,754,445
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	5,077,444
Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB	5.00%	07/01/2026	1,100	1,248,247
Series 2014, Ref. RB	5.00%	07/01/2030	500	560,600
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(g)	5.00%	06/01/2047	1,250	1,351,512
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(g)	5.63%	02/01/2039	1,100	1,178,342
Series 2019, RB(g)	5.75%	02/01/2049	1,330	1,416,463
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(b)(g)	4.50%	01/01/2025	1,365	1,454,025
Series 2014, Ref. RB(b)(g)	5.00%	01/01/2035	4,350	4,804,879
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(e)(f)	5.00%	08/01/2022	860	927,630
Bushnell’s Basin Fire Association, Inc.;
Series 2005 B, RB	5.75%	11/01/2030	2,265	2,213,109
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	212,988
Series 2014, RB	5.00%	05/01/2039	250	264,163
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	563,591
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	593,741
Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,327
Series 2006, GO Bonds	5.00%	06/01/2025	105	105,360
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(b)	4.85%	07/01/2023	310	311,655
Series 2001 A, IDR(b)	5.00%	07/01/2033	1,515	1,522,181
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2028	400	450,332
Series 2016 A, Ref. RB	5.00%	05/01/2029	550	616,842
Series 2016 A, Ref. RB	5.00%	05/01/2030	350	391,034
Series 2016 A, Ref. RB	5.00%	05/01/2031	350	389,540
Dutchess (County of), NY Water & Wastewater Authority;
Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	946,200
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(e)(f)	5.00%	07/01/2024	$ 1,195	$ 1,394,410
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,475,353
Series 2016 B, RB	4.00%	07/01/2034	6,410	7,070,166
Series 2016 B, RB	5.00%	07/01/2035	2,715	3,147,065
Series 2016 B, RB	5.00%	07/01/2046	25,775	29,124,719
Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,688,868
Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,664,212
Dutchess County Local Development Corp. (Nuvance Health);
Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,920,752
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	1,028,404
Series 2017, Ref. RB	5.00%	07/01/2036	840	1,023,523
Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,464,822
Series 2017, Ref. RB	5.00%	07/01/2042	2,535	3,046,614
Series 2020, Ref. RB	5.00%	07/01/2045	5,000	6,381,650
Series 2020, Ref. RB	4.00%	07/01/2049	5,000	5,811,600
East Rochester Housing Authority (Jefferson Park Association L.P.);
Series 1999, RB(b)	6.75%	03/01/2030	1,445	1,412,834
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.);
Series 2007, RB(b)	6.25%	06/01/2044	2,230	2,231,806
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,004,200
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,276,071
Series 2005 D, RB(d)	0.00%	06/01/2055	194,300	15,477,938
Series 2006 A, RB(d)	0.00%	06/01/2060	434,000	19,382,440
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(b)	5.00%	06/01/2025	300	350,625
Series 2019, RB(b)	4.00%	06/01/2025	910	1,023,777
Series 2019, RB(b)	4.00%	06/01/2026	950	1,086,886
Series 2019, RB(b)	4.00%	06/01/2027	985	1,139,340
Glen Cove Local Economic Assistance Corp. (Tiegerman School);
Series 2018 A, RB(g)	5.50%	07/01/2044	5,495	5,345,866
Hempstead Town Local Development Corp. (Evergreen Charter School);
Series 2019, Ref. RB(g)	6.80%	12/01/2044	9,530	10,966,076
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,872,380
Series 2014, RB	5.00%	07/01/2034	1,500	1,633,125
Series 2014, RB	5.00%	07/01/2039	1,250	1,350,688
Series 2014, RB	5.00%	07/01/2044	1,000	1,073,510
Series 2017, Ref. RB	5.00%	07/01/2029	475	556,125
Series 2017, Ref. RB	5.00%	07/01/2030	425	494,993
Series 2017, Ref. RB	5.00%	07/01/2031	390	452,256
Series 2017, Ref. RB	5.00%	07/01/2032	700	808,087
Series 2017, Ref. RB	5.00%	07/01/2035	730	836,558
Series 2017, Ref. RB	5.00%	07/01/2036	570	652,587
Series 2017, Ref. RB	5.00%	07/01/2038	650	740,084
Hudson Yards Infrastructure Corp;
Series 2017 XF0550, Ref. Revenue Ctfs.(h)	5.00%	02/15/2042	26,500	31,443,310
Hudson Yards Infrastructure Corp.;
Series 2011, RB	5.25%	02/15/2047	1,010	1,019,494
Series 2012 A, RB	5.75%	02/15/2047	13,660	13,806,708
Series 2017 A, Ref. RB	5.00%	02/15/2038	11,000	13,160,840
Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	18,745,488
Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	23,588,415
Series 2017 A, Ref. RB (INS - BAM)(c)	5.00%	02/15/2042	20,000	23,847,200
Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	36,284,077
Series 2017 A, Ref. RB (INS - AGM)(c)	4.00%	02/15/2047	575	640,004
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	4.00%	11/01/2047	$ 555	$ 558,963
Jefferson County Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,611,000
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital);
Series 2005, RB (Acquired 06/27/2005; Cost $1,000,000)(i)	6.00%	07/01/2030	1,000	1,000,660
Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2021	455	470,470
Series 2014, GO Bonds	5.00%	10/15/2022	480	514,646
Series 2014, GO Bonds	5.00%	10/15/2023	505	560,303
Series 2014, GO Bonds	5.00%	10/15/2024	530	607,661
Long Island (City of), NY Power Authority;
Series 2012 A, RB(e)(f)	5.00%	09/01/2022	6,635	7,195,060
Series 2012 A, RB	5.00%	09/01/2042	13,365	14,298,813
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	14,142,300
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	16,553,302
Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	5,327,407
Series 2016, Ref. RB	5.00%	09/01/2035	6,280	7,618,331
Series 2016, Ref. RB	5.00%	09/01/2041	12,335	14,796,573
Series 2017, RB	5.00%	09/01/2029	750	955,043
Series 2017, RB	5.00%	09/01/2030	1,500	1,901,685
Series 2017, RB	5.00%	09/01/2037	3,405	4,216,820
Series 2017, RB (INS - BAM)(c)	5.00%	09/01/2042	14,000	17,186,680
Series 2017, RB	5.00%	09/01/2047	12,925	15,698,834
Series 2017, RB (INS - BAM)(c)	5.00%	09/01/2047	25,000	30,454,500
Series 2018, RB	5.00%	09/01/2032	2,815	3,633,011
Series 2018, RB	5.00%	09/01/2036	2,000	2,545,600
Series 2018, RB	5.00%	09/01/2037	7,000	8,880,550
Series 2018, RB	5.00%	09/01/2038	5,000	6,323,900
Series 2018, RB	5.00%	09/01/2039	4,000	5,046,400
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,170,730
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	3,500	3,659,110
Series 2012 D, Ref. RB	5.00%	11/15/2030	17,675	18,486,989
Series 2012 D, Ref. RB (INS - AGM)(c)	4.00%	11/15/2032	100	104,027
Series 2012 D, Ref. RB	5.00%	11/15/2032	2,150	2,243,030
Series 2012 H, RB	5.00%	11/15/2025	1,350	1,414,179
Series 2012 H, RB	5.00%	11/15/2030	340	355,620
Series 2012 H, RB	5.00%	11/15/2033	940	979,847
Series 2013 C, RB	5.00%	11/15/2038	4,000	4,198,400
Series 2014 B, RB	5.25%	11/15/2039	5,135	5,538,046
Series 2015 B, Ref. RB	5.25%	11/15/2055	9,000	9,794,970
Series 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	7,287,980
Series 2015 D-1, Ref. RB	5.00%	11/15/2033	10,000	10,947,700
Series 2016 B, Ref. RB	5.00%	11/15/2037	5,000	5,532,750
Series 2016 C-1, RB	5.00%	11/15/2056	16,170	17,698,227
Series 2016 C-1, RB	5.25%	11/15/2056	20,830	23,223,159
Series 2017 D, Ref. RB	5.00%	11/15/2031	8,665	9,907,821
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,610,953
Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	6,450,556
Series 2017 XF0564, Ref. Revenue Ctfs.(h)	5.25%	11/15/2057	21,000	25,035,780
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(f)(j)	0.92%	02/01/2022	685	673,588
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(f)	5.00%	05/15/2030	$ 18,000	$ 21,039,480
Series 2016 A1, RB	5.25%	11/15/2056	23,860	26,389,876
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	3,955	4,653,967
Series 2016 B-1, Ref. RB	5.00%	11/15/2056	10,345	11,891,060
Series 2017 C-1, Ref. RB (INS - BAM)(c)	5.00%	11/15/2031	18,000	22,296,240
Series 2017 C-1, Ref. RB (INS - BAM)(c)	5.00%	11/15/2034	24,700	30,154,007
Series 2017 C-2, Ref. RB(d)	0.00%	11/15/2040	3,750	1,720,950
Series 2017, RB	5.25%	11/15/2057	4,505	5,370,771
Series 2019 A-2, Ref. RB (INS - AGM)(c)	5.00%	11/15/2044	7,900	9,530,007
Series 2019 B, RB	5.00%	11/15/2052	15,000	16,985,550
Series 2019 C, RB (INS - AGM)(c)	4.00%	11/15/2045	560	630,510
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	17,611,350
Subseries 2017 A-1, RB	5.25%	11/15/2057	6,835	7,675,637
Monroe (County of), NY Industrial Development Agency (Parma Senior Housing Associates, L.P.);
Series 2005 A, RB(b)	6.50%	12/01/2042	2,170	2,170,108
Monroe (County of), NY Industrial Development Agency (Rochester Schools Modernization);
Series 2015, RB	5.00%	05/01/2030	1,000	1,181,390
Series 2015, RB	5.00%	05/01/2031	1,500	1,764,945
Monroe County Industrial Development Corp. (Highland Hospital of Rochester);
Series 2015, Ref. RB	5.00%	07/01/2034	375	431,310
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	01/15/2038	890	977,389
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(e)(f)	5.00%	10/01/2021	850	883,473
Series 2011, RB(e)(f)	5.25%	10/01/2021	500	520,730
Series 2011, RB(e)(f)	5.50%	10/01/2021	1,840	1,920,095
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	53,027
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,122,379
Series 2017, RB	5.00%	12/01/2046	5,000	5,756,450
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	4.00%	12/01/2046	5,700	6,374,025
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	850	866,371
Series 2011, RB	6.00%	06/01/2034	1,495	1,522,224
Series 2014 A, RB	5.00%	06/01/2029	500	549,550
Series 2014 A, RB	5.50%	06/01/2034	960	1,061,088
Series 2014 A, RB	5.00%	06/01/2044	1,515	1,632,488
Monroe County Industrial Development Corp. (Unity Hospital of Rochester (The));
Series 2010, Ref. RB(e)(f)	5.50%	02/15/2021	5,000	5,053,900
Series 2010, Ref. RB(e)(f)	5.75%	02/15/2021	15,100	15,270,328
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	213,647
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,755,840
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	2,083,559
Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,591,465
Monroe County Industrial Development Corp/NY;
Series 2020-XF0991(h)	4.00%	07/01/2050	32,600	37,991,388
Monroe Tobacco Asset Securitization Corp.;
Series 2006 A, RB(d)	0.00%	06/01/2061	650,000	27,332,500
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	22,559,506
Series 2016 A, RB	5.00%	11/15/2056	68,245	74,099,739
Municipal Assistance Corp. for the City of Troy;
Series 1996 C, RB (INS - NATL)(c)(d)	0.00%	07/15/2021	803	801,138
Series 1996 C, RB (INS - NATL)(c)(d)	0.00%	01/15/2022	1,218	1,213,248
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY;
Series 2015 B, GO Bonds (INS - BAM)(c)	5.00%	04/01/2030	$ 4,025	$ 4,562,861
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,162,100
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	04/01/2040	3,335	4,129,330
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	04/01/2043	16,665	20,485,118
Series 2018 B, GO Bonds (INS - AGM)(c)	5.00%	07/01/2040	6,050	7,533,036
Series 2018 B, GO Bonds (INS - AGM)(c)	5.00%	07/01/2045	8,510	10,471,810
Series 2018 B, GO Bonds (INS - AGM)(c)	5.00%	07/01/2049	12,765	15,638,274
Nassau (County of), NY Industrial Development Agency;
Series 2006 A-A, RB	6.00%	06/01/2021	75	74,753
Series 2006 A-D, RB	6.00%	06/01/2021	75	74,745
Series 2007 A-C, RB	5.95%	11/01/2022	30	29,424
Series 2007 A-F, RB	5.95%	11/01/2022	45	44,145
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/28/2018; Cost $443,803)(i)	6.50%	01/01/2032	420	252,000
Series 2014 A, RB (Acquired 12/14/2007; Cost $207,334)(i)	6.70%	01/01/2049	180	108,000
Series 2014 C, RB (Acquired 12/14/2007-11/26/2014; Cost $0)(i)(k)	2.00%	01/01/2049	2,167	216,662
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2033	300	334,212
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.);
Series 2018 A2, Ref. RB	5.20%	12/01/2037	1,585	1,441,605
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital);
Series 2012, Ref. RB	5.00%	07/01/2027	930	984,517
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	1,000	1,013,570
Series 2006 A-3, RB	5.00%	06/01/2035	750	760,178
Series 2006 A-3, RB	5.13%	06/01/2046	615	623,321
Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	18,246,775
Series 2006 D, RB(d)	0.00%	06/01/2060	923,215	42,172,461
Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	1,826,000
New Rochelle (City of), NY (70 Nardozzi/City DPW);
Series 2018 A-2, RB	5.13%	08/01/2050	17,100	15,451,218
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,352,400
New York & New Jersey (States of) Port Authority;
Series 2011 169, RB(b)	5.00%	10/15/2036	2,720	2,809,814
Series 2012 172, RB(b)	5.00%	10/01/2034	400	420,472
Series 2016 197, Ref. RB(b)	5.00%	11/15/2035	7,000	8,390,060
Series 2016 197, Ref. RB(b)	5.00%	11/15/2041	10,000	11,848,000
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,733,018
Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,573,210
Series 2018 207, Ref. RB(b)	4.00%	03/15/2035	10,000	11,495,400
Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,979,480
Series 2018, Ref. RB	5.00%	09/01/2048	12,475	15,274,016
Series 2019 217, RB	4.00%	11/01/2049	20,660	23,863,746
Series 2019, RB	4.00%	11/01/2041	600	703,644
Series 2019, RB(b)	4.00%	11/01/2041	9,000	10,355,400
Series 2019, RB (INS - BAM)(c)	4.00%	11/01/2041	19,400	22,838,262
Series 2019, RB(b)	4.00%	11/01/2047	25,350	28,803,177
Series 2020 221, RB(b)	4.00%	07/15/2045	5,000	5,747,450
Series 2020 222, Ref. RB	4.00%	07/15/2037	3,250	3,906,532
Series 2020 222, Ref. RB	4.00%	07/15/2038	3,500	4,194,645
Series 2020, RB(b)	4.00%	07/15/2040	2,180	2,543,123
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(b)(e)(f)	5.75%	12/31/2020	$ 32,175	$ 32,383,815
Series 1997 6, RB(b)(e)(f)	5.75%	12/31/2020	13,150	13,235,343
Series 2010 8, RB	6.50%	12/01/2028	345	347,239
Series 2010 8, RB	6.00%	12/01/2036	1,000	1,006,500
Series 2010, RB	6.00%	12/01/2042	860	865,590
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,077
Series 1997 C, GO Bonds (INS - NATL)(c)	5.50%	11/15/2037	10	10,043
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,943
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	381,596
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,021
Series 2012 A-1, GO Bonds	5.00%	10/01/2029	2,500	2,704,350
Series 2012 A-1, GO Bonds	5.00%	10/01/2030	350	378,539
Series 2012 A-1, GO Bonds	5.00%	10/01/2033	3,300	3,567,201
Series 2012 A-1, GO Bonds	5.00%	10/01/2034	1,915	2,068,219
Series 2013 XF2040, GO Ctfs.(e)(h)	5.00%	10/01/2034	10,000	10,364,800
Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,679,050
Series 2017 BB-1, RB	5.00%	06/15/2046	38,115	46,469,808
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,217,050
Series 2017 DD, RB	5.00%	06/15/2047	6,000	7,284,840
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,262,180
Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	30,254,750
Series 2018 F-1, GO Bonds	5.00%	04/01/2045	15,000	18,141,600
Series 2019 A, GO Bonds	5.00%	08/01/2045	880	1,088,780
Series 2019 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,632,200
Series 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	11,041,836
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	28,090	32,945,076
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	743,750
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	6,311,800
Series 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	9,506,320
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	20,375	24,296,984
Series 2020 AA-2, Ref. RB	4.00%	06/15/2042	20,000	24,270,800
Series 2020 AA-2, Ref. RB	4.00%	06/15/2043	25,000	30,257,000
Series 2020 C, GO Bonds	4.00%	08/01/2041	3,800	4,499,922
Series 2020 FF, Ref. RB	4.00%	06/15/2041	5,850	7,070,836
Series 2020, GG-1, RB	4.00%	06/15/2050	9,500	11,245,530
New York (City of), NY Industrial Development Agency;
Series 1997, RB(b)(e)	6.20%	10/01/2022	22,255	23,703,355
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	950	892,022
Series 1998, RB	6.38%	11/01/2028	2,390	2,243,278
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.);
Series 2007 A-2, IDR(b)	6.08%	11/01/2027	4,305	4,308,745
New York (City of), NY Industrial Development Agency (Gourmet Boutique);
Series 2006, IDR	10.00%	05/01/2021	720	722,088
New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.);
Series 1999, RB	6.25%	03/15/2024	8,070	7,711,934
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2006, RB (INS - AMBAC)(c)	5.00%	01/01/2036	1,140	1,140,445
Series 2006, RB (INS - AMBAC)(c)	4.75%	01/01/2042	3,000	3,000,900
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program);
Series 1999 A-1, RB(e)	6.65%	07/01/2023	200	200,178
Series 2007 B-1, RB (INS - ACA)(c)	5.25%	07/01/2022	155	155,167
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	16,450	18,755,138
Series 2020, Ref. RB (INS - AGM)(c)	4.00%	03/01/2045	5,000	5,842,800
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2017 EE, Ref. RB	5.00%	06/15/2037	$ 515	$ 638,765
Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	5,651,568
Series 2019 CC-1, RB	4.00%	06/15/2049	6,450	7,594,294
Series 2019 CC-1, RB	5.00%	06/15/2049	20,990	26,894,487
Series 2020 DD-1, RB	4.00%	06/15/2050	15,000	17,756,100
New York (City of), NY Transitional Finance Authority;
Series 2011 D, RB	5.25%	02/01/2030	2,105	2,121,777
Series 2013 XF2156, Revenue Ctfs.(h)	5.25%	07/15/2037	15,000	15,439,050
Series 2013 XF2157, Revenue Ctfs.(h)	5.00%	07/15/2037	25,000	26,763,250
Series 2016 S-1, RB	5.00%	07/15/2029	650	790,160
Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	6,160,450
Series 2018 S-1, RB	5.00%	07/15/2043	34,000	41,895,820
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,090,524
Series 2018 S-3, RB	5.25%	07/15/2045	11,475	14,326,423
Series 2020 D, RB	4.00%	11/01/2040	10,000	11,968,600
Series 2020 D, RB	4.00%	11/01/2041	19,985	23,829,514
Series 2020 D, RB	4.00%	11/01/2043	15,000	17,787,600
Series 2020 D, RB	4.00%	11/01/2044	11,320	13,380,919
Series 2020 D, RB	4.00%	11/01/2045	9,000	10,610,640
Series 2020, Ref. RB	3.00%	11/01/2037	10,000	10,882,200
Series 2020, Ref. RB	4.00%	11/01/2038	6,750	8,133,750
Series 2020, Ref. RB	3.00%	11/01/2039	6,500	7,035,600
Subseries 2011 E, RB	5.00%	11/01/2024	660	672,877
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,158,380
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History);
Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,153,400
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	371,625
Series 2019, Ref. RB	5.00%	12/01/2036	700	861,112
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	1,375	1,801,731
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	2,231,215
Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,702,362
Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,573,990
Series 2020 A, Ref. RB	4.00%	12/01/2035	950	1,107,976
New York (City of), NY Water & Sewer System (2nd Generation Resolution);
Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,803,525
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	3,430	1,219,777
Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	884,974
Series 2005 S-3, RB(d)	0.00%	06/01/2055	198,195	12,175,119
New York (County of), NY Tobacco Trust VI;
Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,863,640
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(c)	5.00%	10/01/2024	115	115,426
Series 2013 XF2042, Revenue Ctfs.(h)	5.00%	03/15/2034	15,915	16,112,823
Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	25,885,350
Series 2015 A-1, Ref. RB(g)	4.80%	12/01/2023	2,335	2,313,728
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	715,848
Series 2017 A, RB	5.00%	03/15/2041	2,970	3,609,827
Series 2017 B, Ref. RB	5.00%	02/15/2041	11,015	13,501,306
Series 2018 A, RB	4.00%	07/01/2035	1,125	1,324,575
Series 2018 A, RB	5.00%	07/01/2038	4,580	5,695,688
Series 2018 A, RB	5.00%	07/01/2040	4,835	5,985,150
Series 2018 A, RB	5.00%	03/15/2044	33,330	41,106,889
Series 2019 A, RB	5.00%	10/01/2034	820	999,498
Series 2019 A, Ref. RB	4.00%	03/15/2048	14,800	16,980,188
Series 2020 A, RB	4.00%	07/01/2050	25,500	29,192,655
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2020 A, RB	4.00%	07/01/2053	$ 20,000	$ 22,816,400
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,000	3,491,160
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(g)	5.35%	12/01/2035	10,325	9,851,702
Series 2015 B1, Ref. RB(g)	6.18%	12/01/2031	4,575	4,413,365
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	787,447
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	775,859
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,443,899
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,521,180
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(e)(f)	5.00%	07/01/2022	2,560	2,751,258
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	526,785
Series 2012 B, RB	5.00%	07/01/2032	260	273,928
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	816,390
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program);
Series 2005 A, RB (INS - AGC)(c)	5.00%	07/01/2034	20	20,049
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2027	710	920,593
Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2030	750	1,040,505
Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2031	555	781,651
New York (State of) Dormitory Authority (Columbia University);
Series 2011 A, RB	5.00%	10/01/2041	510	517,446
Series 2015, RB	5.00%	10/01/2045	115	185,052
New York (State of) Dormitory Authority (Culinary Institute of America);
Series 2012, RB	5.00%	07/01/2034	300	309,903
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing);
Series 2005, RB (INS - AMBAC)(c)	5.25%	07/01/2030	25	30,730
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(c)	5.25%	07/01/2028	935	1,083,385
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	227,162
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,407,852
Series 2017, Ref. RB	5.00%	07/01/2030	650	807,248
Series 2017, Ref. RB	5.00%	07/01/2031	800	989,744
Series 2017, Ref. RB	5.00%	07/01/2032	750	923,663
Series 2017, Ref. RB	4.00%	07/01/2033	415	481,105
Series 2020, RB	4.00%	07/01/2046	17,870	20,386,275
Series 2020, RB	4.00%	07/01/2050	17,500	19,867,925
New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,912,230
New York (State of) Dormitory Authority (Group 4);
Series 2019 A, Ref. RB	4.00%	03/15/2049	22,935	26,281,905
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	173,531
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	3,200,344
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,320,481
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, RB	5.00%	07/01/2032	3,000	3,126,150
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center);
Series 1998, RB (INS - NATL)(c)	5.50%	07/01/2023	1,250	1,355,225
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	9,535	11,378,688
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	7,969,795
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	6,213,224
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,280,645
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	9,040,187
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,975	43,757,434
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program);
Series 2006 A, RB (INS - NATL)(c)	4.50%	05/15/2036	$ 30	$ 30,083
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,829,558
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,400,621
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	7,156,128
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(c)	5.50%	07/01/2031	1,070	1,415,514
Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	6,801,595
Series 2016 A, RB	4.00%	07/01/2039	625	702,725
Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,759,900
Series 2019 A, RB	5.00%	07/01/2042	4,260	5,362,232
Series 2019 A, RB	5.00%	07/01/2049	25,540	31,783,764
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,743,159
New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,773,955
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(g)	5.00%	12/01/2045	425	472,736
Series 2017, Ref. RB(g)	5.00%	12/01/2029	3,200	3,844,352
Series 2017, Ref. RB(g)	5.00%	12/01/2030	1,900	2,270,424
Series 2017, Ref. RB(g)	5.00%	12/01/2032	1,200	1,416,600
Series 2017, Ref. RB(g)	5.00%	12/01/2033	1,700	1,997,364
Series 2017, Ref. RB(g)	5.00%	12/01/2035	1,300	1,516,411
Series 2017, Ref. RB(g)	5.00%	12/01/2036	2,100	2,438,961
Series 2017, Ref. RB(g)	5.00%	12/01/2037	800	925,656
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(e)(f)	5.00%	05/01/2023	20	22,264
Series 2013 A, RB	5.00%	05/01/2029	980	1,044,141
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB(e)(f)	5.00%	07/01/2024	1,925	2,249,979
Series 2016, Ref. RB	5.00%	07/01/2039	500	579,185
Series 2016, Ref. RB	5.00%	07/01/2046	500	571,985
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	4,940	5,704,317
Series 2019 A, RB	5.00%	07/01/2049	5,640	6,988,580
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	19,350	22,655,367
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds);
Series 2019 B, RB	5.00%	07/01/2050	11,200	14,214,480
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(e)(f)	5.00%	07/01/2022	270	290,172
Series 2012, RB(e)(f)	5.00%	07/01/2022	25	26,889
Series 2012, RB	5.00%	07/01/2030	6,235	6,592,702
Series 2015 A, Ref. RB	5.00%	07/01/2034	400	455,692
New York (State of) Dormitory Authority (State University of New York);
Series 2015 B, Ref. RB	5.00%	07/01/2045	4,000	4,541,160
Series 2019 A, RB	4.00%	07/01/2049	5,180	5,901,574
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	5,145	5,249,083
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,100	2,355,948
Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	4,042,397
Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,872,364
Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	7,522,177
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	3,312,223
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	5,005	5,341,686
Series 2014 A, RB	5.50%	01/01/2044	5,835	6,191,052
Series 2017, RB	5.00%	01/01/2033	2,875	3,179,922
Series 2017, RB	5.00%	01/01/2038	4,045	4,405,086
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(g)	5.50%	12/01/2047	$ 16,140	$ 14,204,007
Series 2017 A2, RB(g)	5.38%	09/01/2050	25,010	23,042,713
Series 2017 A2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(g)(i)	5.38%	10/01/2042	7,540	7,073,349
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	5,220	5,223,393
Series 2009, Ref. RB	5.00%	09/01/2034	2,785	2,787,172
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,646,225
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	3,253,743
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,453,975
New York (State of) Housing Finance Agency (Golden Age Apartments);
Series 2006 A, RB (LOC - Bank Of Ny Mellon)(b)(l)	5.00%	02/15/2037	865	866,929
New York (State of) Housing Finance Agency (Highland Avenue Senior Apartments);
Series 2007 A, RB(b)	5.00%	02/15/2039	145	145,452
New York (State of) Housing Finance Agency (Horizons at Wawayanda);
Series 2007 A, RB (CEP - FHLMC)(b)	5.15%	11/01/2040	115	115,278
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 K, RB(b)	5.65%	02/15/2034	1,710	1,714,873
Series 2002 A, RB (LOC - JP Morgan Chase Bank)(b)(l)	5.38%	02/15/2035	2,080	2,085,845
New York (State of) Housing Finance Agency (Tiffany Gardens);
Series 2005 A, RB(b)	5.13%	08/15/2037	310	311,364
New York (State of) Power Authority;
Series 2002 A, Ref. RB	4.00%	11/15/2055	13,400	15,718,602
Series 2011 A, RB	5.00%	11/15/2038	730	761,901
New York (State of) State Dormitory Authority (Maimonides Medical Center);
Series 2020, RB	4.00%	08/01/2043	1,000	1,157,670
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,825,303
Series 2016 A, RB	5.00%	01/01/2046	37,465	43,568,048
Series 2016 A, RB	5.25%	01/01/2056	38,695	44,977,133
Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,308,073
Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,298,960
Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,607,139
Series 2019 B, RB	4.00%	01/01/2045	11,000	12,558,260
Series 2019 B, Ref. RB	4.00%	01/01/2041	15,000	17,294,850
Series 2019 B, Ref. RB (INS - AGM)(c)	4.00%	01/01/2045	25,000	29,076,000
Series 2019 B, Ref. RB (INS - BAM)(c)	4.00%	01/01/2045	20,000	23,260,800
New York City (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	845	795,052
Series 2005 E-2, RB	6.13%	11/01/2035	2,690	2,311,167
New York City (City of), NY Industrial Development Agency (The Child School);
Series 2003, RB	7.55%	06/01/2033	7,325	7,432,458
New York City (City of), NY Industrial Development Agency (United Jewish Appeal);
Series 2004, RB	5.00%	07/01/2034	5,000	5,251,050
New York City (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(c)(j)	2.15%	03/01/2022	6,800	6,835,020
New York City (City of), NY Transitional Finance Authority;
Series 2016 E-1, RB	5.00%	02/01/2040	2,388	2,829,302
Series 2020 C-1, RB	4.00%	05/01/2038	3,565	4,302,278
Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,806,292
New York City (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	2,128,548
Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	2,246,897
Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,868,120
Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,326,900
Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	7,463,984
New York City Housing Development Corp.;
Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,309,668
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	$ 1,950	$ 2,370,907
Series 2020 C-1, RB	4.00%	05/01/2037	3,375	4,088,846
Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,696,076
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2020-XF0992(h)	4.00%	05/01/2045	20,560	24,270,669
Series 2020-XF2912(h)	4.00%	05/01/2044	30,000	35,520,000
Series 2020-XF2912(h)	4.00%	05/01/2045	21,000	24,790,080
Series 2020-XF2912(h)	4.00%	05/01/2046	25,000	29,504,000
New York City Water & Sewer System;
Series 2018 XF2569, Revenue Ctfs.(h)	5.00%	06/15/2048	20,000	24,656,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	9,536,611
Series 2015, Ref. RB	5.00%	11/15/2045	4,500	5,047,245
Series 2016 A, RB	5.00%	11/15/2041	4,220	4,830,887
Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,397,434
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	4,295	4,298,350
Series 2000 A, RB	6.63%	06/01/2042	19,230	19,243,653
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	2,195	2,203,890
Series 2001, RB	5.75%	06/01/2043	9,025	9,037,364
New York Counties Tobacco Trust III;
Series 2003, RB	6.00%	06/01/2043	10	10,019
New York Counties Tobacco Trust IV;
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	12,023,882
Series 2005 E, RB(d)	0.00%	06/01/2055	154,690	12,446,357
New York Counties Tobacco Trust V;
Series 2005 S4B, RB(d)	0.00%	06/01/2060	1,690,900	56,340,788
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	765	834,676
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,491,509
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,945	3,275,812
Series 2016 A2, Ref. RB	5.00%	06/01/2051	13,875	14,470,099
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,992,400
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,129,310
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	971,590
New York Liberty Development Corp.;
Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,179,461
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	1,505	1,560,053
Series 2014, Class 3, Ref. RB(g)	7.25%	11/15/2044	415	433,144
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB	5.00%	11/15/2031	1,875	1,948,125
Series 2011, Ref. RB	5.00%	11/15/2044	5,000	5,188,200
Series 2011, Ref. RB	5.75%	11/15/2051	15,000	15,695,850
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	5,410	5,684,503
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	64,915	93,786,595
Series 2007, RB	5.50%	10/01/2037	11,230	17,007,723
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	5,000	5,946,450
Series 2002 A, RB	4.00%	11/15/2050	27,375	32,345,205
Series 2002 A, RB	4.00%	11/15/2060	9,000	10,497,870
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Dormitory Authority;
Series 2015 B, RB(e)(f)	5.00%	02/15/2025	$ 5	$ 5,981
Series 2016 A, Ref. RB	5.00%	07/01/2036	275	325,518
Series 2017 A, RB	5.00%	02/15/2037	2,145	2,613,876
Series 2017 B, RB(e)(f)	5.00%	08/15/2027	10	13,093
Series 2019 A, RB	4.00%	07/01/2045	8,600	10,001,026
Series 2020, RB(h)	4.00%	02/15/2047	40,000	46,548,800
New York State Environmental Facilities Corp;
Series 2018 XF2586, Revenue Ctfs.(h)	5.00%	06/15/2047	20,000	24,601,600
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2017 C, RB	5.00%	08/15/2047	5,000	6,177,450
New York State Environmental Facilities Corp. (Municipal Water Finance Authority);
Series 2011 B, Ref. RB	5.00%	06/15/2031	1,430	1,464,406
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,230,510
Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	23,428,023
Series 2018 B, RB	5.00%	06/15/2043	5,470	6,918,073
New York State Environmental Facilities Corp. (Pooled Financing Program);
Series 2005 B, RB(e)	5.50%	04/15/2035	615	906,319
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2043	20,000	24,787,400
Series 2019 A, Ref. RB	5.00%	03/15/2039	11,555	14,762,899
Series 2019 A, Ref. RB	5.00%	03/15/2040	10,935	13,941,688
Series 2019 A, Ref. RB	4.00%	03/15/2045	10,000	11,620,100
Series 2020 A, RB	4.00%	03/15/2045	31,000	36,540,940
Series 2020 A, RB	4.00%	03/15/2049	32,000	37,495,040
Series 2020 C, Ref. RB	4.00%	03/15/2041	5,000	5,964,650
Series 2020 C, Ref. RB	4.00%	03/15/2045	17,000	20,038,580
Series 2020 C, Ref. RB	4.00%	03/15/2049	8,500	9,959,620
Series 2020, Ref. RB	3.00%	03/15/2040	11,435	12,427,101
New York State Urban Development Corp. (Bidding Group);
Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,739,670
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(b)	5.00%	12/01/2031	1,000	1,247,590
Series 2020 A, Ref. RB(b)	4.00%	12/01/2041	1,380	1,545,352
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	1,970	1,987,691
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	5,565	6,354,117
Series 2018, RB(b)	5.00%	01/01/2036	2,045	2,320,891
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(b)	5.00%	10/01/2040	10,000	11,645,100
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	07/01/2035	11,600	12,366,992
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	07/01/2036	3,500	3,725,610
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	07/01/2037	11,875	12,623,125
Series 2016 A, RB(b)	5.00%	07/01/2041	36,250	39,660,037
Series 2016 A, RB(b)	5.00%	07/01/2046	32,095	35,032,655
Series 2016 A, RB(b)	5.25%	01/01/2050	79,650	87,485,967
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	01/01/2051	8,900	9,343,576
Niagara Area Development Corp. (Covanta);
Series 2018 A, Ref. RB(b)(g)	4.75%	11/01/2042	790	811,978
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(e)(f)	5.00%	05/01/2022	1,350	1,430,339
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(b)	5.00%	04/01/2021	$ 280	$ 283,833
Series 2014 A, Ref. RB(b)	5.00%	04/01/2029	725	812,232
Series 2019, Ref. RB(b)	5.00%	04/01/2035	780	949,205
Series 2019, Ref. RB(b)	5.00%	04/01/2037	750	906,968
Series 2019, Ref. RB(b)	5.00%	04/01/2039	720	866,527
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2040	275	290,793
North Syracuse Central School District;
Series 2007, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/15/2023	935	1,046,368
North Tonawanda Housing Development Corp. (Bishop Gibbons Apartments - Section 8);
Series 1994 B, Ref. RB	7.38%	12/15/2021	360	373,273
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(c)	4.00%	12/01/2038	2,860	3,325,637
Series 2019, Ref. RB (INS - AGM)(c)	4.00%	12/01/2049	4,920	5,589,415
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	113,742
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,220,604
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,348,674
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,403,981
Series 2019, Ref. RB	5.00%	07/01/2032	775	888,631
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,525,858
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,599,321
Series 2019, Ref. RB	4.00%	07/01/2039	760	779,008
Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,563,397
Onondaga (County of), NY Industrial Development Agency (Free Library);
Series 2008, RB	5.13%	03/01/2030	1,035	1,044,895
Series 2008, RB	5.13%	03/01/2037	1,115	1,127,544
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,459,510
Series 2017, Ref. RB	5.00%	05/01/2034	840	939,414
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,276,178
Series 2017, Ref. RB	5.00%	05/01/2040	650	716,547
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	15,950	18,839,342
Series 2019, Ref. RB	5.00%	12/01/2043	10,980	14,029,585
Series 2019, Ref. RB	5.00%	12/01/2045	16,250	20,654,725
Series 2019, Ref. RB	4.00%	12/01/2047	14,290	16,629,845
Series 2019, Ref. RB	4.00%	12/01/2049	10,185	11,821,933
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, Ref. RB	5.00%	07/01/2032	1,000	1,042,680
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.);
Series 2011, RB(e)(f)	5.25%	12/01/2021	3,465	3,637,072
Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The));
Series 2001 B, Ref. RB (INS - AGC)(c)	5.38%	12/01/2021	380	381,463
Series 2001 B, Ref. RB (INS - AGC)(c)	5.38%	12/01/2026	2,235	2,242,979
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York);
Series 2001 A, Ref. RB (INS - AGC)(c)	5.38%	12/01/2026	6,330	6,355,193
Orange County Funding Corp.;
Series 2013, RB	6.50%	01/01/2046	4,150	4,171,289
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2037	1,320	1,346,413
Series 2012 A, Ref. RB	5.00%	07/01/2042	1,435	1,459,438
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	3,103,209
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,834,660
Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	6,937,110
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(c)	3.25%	02/01/2031	$ 10,805	$ 11,798,628
Series 2018 B, GO Bonds (INS - AGM)(c)	3.25%	02/01/2032	5,000	5,428,300
Series 2018 B, GO Bonds (INS - AGM)(c)	4.00%	02/01/2033	9,585	10,771,048
Port Authority of New York & New Jersey;
Series 2017 XF0565, Ref. Revenue Ctfs.(h)	5.25%	11/15/2056	28,000	33,272,400
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC);
Series 2000 A, RB(b)	6.00%	08/01/2032	2,755	2,765,717
Ramapo Local Development Corp.;
Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,665,062
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.);
Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(b)(l)	5.38%	12/01/2036	2,500	2,508,125
Riverhead (City of), NY Industrial Development Agency;
Series 2013, RB	7.00%	08/01/2048	1,300	1,436,214
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	726,926
Series 2005 A, RB(d)(g)	0.00%	08/15/2045	4,000	957,120
Series 2005 C, RB(d)(g)	0.00%	08/15/2060	25,000	1,281,750
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	4,283,133
Schenectady County Capital Resource Corp. (Union College);
Series 2017, Ref. RB	5.00%	01/01/2047	10,720	12,614,653
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB	6.00%	09/01/2034	520	534,851
Series 2011, RB	5.38%	09/01/2041	4,775	4,875,514
Series 2012 A, RB	5.00%	09/01/2041	1,510	1,552,099
St. Lawrence (County of), NY Industrial Development Agency (Curran Renewable Energy, LLC);
Series 2007 B, RB(b)	7.25%	12/01/2029	3,585	2,936,832
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,372,518
Series 2012, RB	5.00%	07/01/2031	1,355	1,451,029
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	631,330
Suffolk (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	75	75,010
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility);
Series 2006 A-A, RB	5.95%	10/01/2021	235	235,035
Series 2006 A-B, RB	5.95%	10/01/2021	330	330,050
Series 2006 A-C, RB	5.95%	10/01/2021	95	95,013
Series 2006 A-D1, RB	5.95%	10/01/2021	65	65,009
Series 2006 A-D2, RB	6.00%	10/01/2031	255	251,389
Series 2006 A-E, RB	5.95%	10/01/2021	225	225,034
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners);
Series 1998, Ref. RB(b)	5.50%	01/01/2023	10,915	11,017,274
Suffolk County Economic Development Corp.;
Series 2010 A, RB	7.38%	12/01/2040	4,110	4,171,732
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island);
Series 2011, Ref. RB	5.00%	07/01/2028	6,405	6,554,685
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.);
Series 2012 B-A, RB(g)	6.75%	06/01/2027	465	452,650
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.);
Series 2010, Ref. RB(e)(f)	6.00%	12/01/2020	465	465,000
Suffolk Economic Development Corp. (Catholic Health Services);
Series 2014 C, RB	5.00%	07/01/2032	415	463,675
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 C, RB	6.63%	06/01/2044	69,295	71,671,126
Series 2008 D, RB(d)	0.00%	06/01/2048	177,265	18,864,541
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(g)	5.35%	11/01/2049	$ 40,865	$ 41,972,441
Series 2016 B2, RB(g)	5.35%	11/01/2049	5,830	5,987,993
Series 2016 C2, RB(g)	5.35%	11/01/2049	5,760	5,916,096
Series 2016 D2, RB(g)	5.35%	11/01/2049	3,780	3,882,438
Syracuse (City of), NY;
Series 2011 A, GO Bonds(b)	5.00%	11/01/2036	1,000	1,034,420
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB(b)	5.00%	01/01/2028	1,500	1,443,675
Series 2016 A, Ref. RB(b)	5.00%	01/01/2029	3,475	3,306,115
Series 2016 A, Ref. RB(b)	5.00%	01/01/2030	2,000	1,879,800
Series 2016 A, Ref. RB(b)	5.00%	01/01/2031	2,000	1,860,280
Series 2016 A, Ref. RB(b)	5.00%	01/01/2032	6,250	5,744,312
Series 2016 A, Ref. RB(b)	5.00%	01/01/2033	14,400	13,059,072
Series 2016 A, Ref. RB(b)	5.00%	01/01/2035	16,855	14,987,297
Series 2016 A, Ref. RB(b)	5.00%	01/01/2036	3,800	3,343,620
Series 2016, Ref. RB(b)	5.00%	01/01/2034	10,050	9,021,081
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(m)	5.00%	07/01/2032	3,125	1,718,750
Town of Hempstead Local Development Corp. (Adelphi University);
Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,994,454
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	434,124
Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,652,670
Series 2017 A, RB	5.00%	11/15/2037	4,455	5,448,821
Series 2017 A, RB	5.00%	11/15/2038	1,515	1,849,209
Series 2017 A, RB	5.00%	11/15/2047	17,095	20,550,241
Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,441,298
Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	11,107,460
Series 2018 XF2587, Ref. Revenue Ctfs.(h)	5.00%	11/15/2044	20,000	24,615,800
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, Ref. RB	5.00%	11/15/2044	3,000	3,692,370
Series 2018 A, Ref. RB	5.00%	11/15/2046	10,000	12,272,900
Series 2019 A, RB	5.00%	11/15/2049	4,000	4,990,480
Series 2019 C, RB	4.00%	11/15/2042	21,500	25,270,025
Series 2019 C, RB	4.00%	11/15/2043	21,500	25,215,630
Series 2020 A, RB	4.00%	11/15/2054	21,100	24,635,094
Series 2020 A, RB	5.00%	11/15/2054	4,100	5,237,586
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	11,514,755
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	14,884,167
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,596,959
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	19,226,498
Westchester (County of), NY Industrial Development Agency (Clearview School (The));
Series 2005 B, RB	7.25%	01/01/2035	870	832,312
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)(g)	7.00%	06/01/2046	470	497,420
Westchester County Healthcare Corp.;
Series 2011 B, RB(e)(f)	5.13%	11/01/2021	1,700	1,775,446
Series 2014 A, RB	5.00%	11/01/2044	4,259	4,638,362
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,270,132
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,290,017
Westchester County Local Development Corp. (Wartburg Senior Housing);
Series 2015 A, Ref. RB(g)	5.00%	06/01/2030	1,500	1,475,535
Westchester Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	30,515	33,701,681
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	$ 14,450	$ 15,122,647
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,449,869
Yonkers (City of), NY Parking Authority;
Series 1999 A, RB	6.00%	06/15/2024	855	856,154
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2010 A, RB	6.25%	10/15/2040	1,000	1,002,920
Series 2019 A, RB	5.00%	10/15/2039	420	471,752
Series 2019 A, RB	5.00%	10/15/2049	640	704,429
Series 2019 A, RB	5.00%	10/15/2054	465	509,966
				4,955,248,222
Puerto Rico–14.63%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		200	201,274
Series 2008 A, RB(d)	0.00%	05/15/2057		2,569,880	165,166,188
Series 2008 B, RB(d)	0.00%	05/15/2057		1,509,200	67,929,092
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds(k)	5.00%	07/01/2033		2,000	1,455,000
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(c)	6.00%	07/01/2028		1,270	1,306,220
Series 2006 B, Ref. GO Bonds(k)	5.25%	07/01/2032		2,500	1,828,125
Series 2008 A, GO Bonds(k)	5.38%	07/01/2033		5,000	3,625,000
Series 2008 A, Ref. GO Bonds(k)	5.25%	07/01/2026		2,200	1,586,750
Series 2008 A, Ref. GO Bonds(k)	5.50%	07/01/2032		15,700	11,362,875
Series 2009 B, Ref. GO Bonds(k)	5.88%	07/01/2036		770	567,875
Series 2009 C, Ref. GO Bonds(k)	6.00%	07/01/2039		390	281,288
Series 2011 A, Ref. GO Bonds(k)	6.00%	07/01/2028		1,000	725,000
Series 2011 A, Ref. GO Bonds(k)	6.00%	07/01/2040		3,670	2,569,000
Series 2011 C, Ref. GO Bonds(k)	6.00%	07/01/2035		2,700	1,785,375
Series 2011 C, Ref. GO Bonds(k)	5.75%	07/01/2036		25,000	16,156,250
Series 2011 E, Ref. GO Bonds(k)	5.63%	07/01/2033		3,205	2,219,462
Series 2012 A, Ref. GO Bonds(k)	5.75%	07/01/2028		3,000	2,043,750
Series 2012 A, Ref. GO Bonds(k)	5.50%	07/01/2039		5,000	3,400,000
Series 2012 A, Ref. GO Bonds(k)	5.00%	07/01/2041		15,820	10,283,000
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024		15,995	17,294,594
Series 2008 A, RB	6.00%	07/01/2044		25,135	25,512,025
Series 2008 A, RB (INS - AGC)(c)	5.13%	07/01/2047		49,000	50,383,270
Series 2012 A, RB	5.25%	07/01/2029		1,580	1,649,125
Series 2012 A, RB	6.00%	07/01/2047		3,250	3,420,625
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024		510	516,620
Series 2016 E-4, RB(k)	10.00%	07/01/2022		500	393,750
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 A, RB(k)	6.15%	07/01/2038		24,895	3,298,587
Series 2008 B, RB(k)	6.30%	07/01/2037		7,500	993,750
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(k)	5.30%	07/02/2035		4,945	4,351,600
Series 2003 G, RB(k)	5.00%	07/01/2033		8,980	3,794,050
Series 2003 G, RB(k)	5.00%	07/01/2042		1,840	777,400
Series 2003 H, Ref. RB(k)	5.45%	07/01/2035		1,120	473,200
Series 2003, RB(k)	5.00%	07/03/2028		9,515	1,070,438
Series 2005 K, RB(k)	5.00%	07/01/2027		6,500	2,746,250
Series 2005 K, RB(k)	5.00%	07/01/2030		1,145	483,763
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2023		2,600	2,678,208
Series 2005 L, Ref. RB (INS - FGIC)(c)(m)	5.25%	07/01/2030		915	742,294
Series 2007 M, RB(k)	5.00%	07/01/2046		78,610	33,212,725
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2032		3,235	3,435,570
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	$ 780	$ 807,300
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2002, Ref. RB	5.38%	12/01/2021	185	185,122
Series 2006, RB	5.00%	03/01/2036	6,285	6,052,455
Series 2012, Ref. RB	5.13%	04/01/2032	875	865,393
Series 2012, Ref. RB	5.38%	04/01/2042	1,200	1,180,968
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital);
Series 1994 A, RB	6.70%	05/01/2024	2,510	2,138,620
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza);
Series 2000 A, RB (INS - NATL)(c)	5.00%	07/01/2033	5,490	5,491,482
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	676,709
Series 2012, Ref. RB	5.00%	10/01/2042	200	180,500
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(k)	5.00%	07/01/2037	675	85,928
Series 2005 B, RB(k)	5.00%	07/01/2041	141,985	18,074,690
Series 2006 B, RB(k)	5.00%	07/01/2031	25,255	3,214,961
Series 2006 B, RB(k)	5.00%	07/01/2037	17,490	2,226,477
Series 2006 B, RB(k)	5.00%	07/01/2046	41,740	5,313,502
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus);
Series 2007 A, RB(k)	6.50%	10/01/2037	1,680	676,200
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2009 Q, RB(k)	5.50%	07/01/2037	850	693,813
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2004 I, RB(k)	5.00%	07/01/2036	40,355	31,729,118
Series 2009 P, Ref. RB(k)	6.50%	07/01/2030	4,400	3,679,500
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(k)	5.50%	08/01/2031	11,810	142,901
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,688,867
Series 2018 A-1, RB(d)	0.00%	07/01/2046	99,234	29,786,077
Series 2018 A-1, RB(d)	0.00%	07/01/2051	50,840	11,030,755
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	14,515,791
Series 2018 A-1, RB	5.00%	07/01/2058	47,456	52,342,544
Series 2019 A-2, RB	4.33%	07/01/2040	36,000	38,482,560
Series 2019 A-2, RB	4.54%	07/01/2053	976	1,046,555
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	14,217,638
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,061,600
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,441,125
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,643,750
Series 2006 Q, RB	5.00%	06/01/2036	67,190	65,174,300
				801,566,569
Northern Mariana Islands–0.19%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030		5,835	5,403,444
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		480	469,003
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028		5,015	4,758,031
					10,630,478
Virgin Islands–0.15%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(b)	5.00%	09/01/2029		665	645,077
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(c)	5.00%	10/01/2032	$ 2,555	$ 2,735,204
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2032	2,180	2,333,755
Series 2015, RB(g)	5.00%	09/01/2030	770	867,020
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note);
Series 2015, RB(g)	5.00%	09/01/2033	1,500	1,670,955
				8,252,011
Guam–0.14%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036		550	569,503
Series 2015 D, Ref. RB	5.00%	11/15/2039		750	839,910
Guam (Territory of) Government Waterworks Authority;
Series 2013, RB (INS - NATL)(c)	5.25%	07/01/2025		1,735	1,923,247
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2023		1,230	1,331,426
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2024		1,560	1,688,965
Series 2012 A, Ref. RB	5.00%	10/01/2034		610	641,323
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2029		325	364,774
Guam Housing Corp.;
Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031		345	355,195
					7,714,343
Total Municipal Obligations (Cost $5,904,710,231)					5,783,411,623
			Shares
Common Stocks & Other Equity Interests–0.07%
New York–0.07%
CMS Liquidating Trust; (Cost $4,483,200)(n)(o)				1,401	3,782,700
TOTAL INVESTMENTS IN SECURITIES(p)–105.64% (Cost $5,909,193,431)					5,787,194,323
FLOATING RATE NOTE OBLIGATIONS–(4.83)%
Notes with interest and fee rates ranging from 0.66% to 0.83% at 11/30/2020 and contractual maturities of collateral ranging from 03/15/2034 to 11/15/2057(q)					(264,615,000)
BORROWINGS–(1.94)%					(106,200,000)
OTHER ASSETS LESS LIABILITIES–1.13%					61,762,422
NET ASSETS–100.00%					$5,478,141,745
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $170,065,124, which represented 3.10% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Restricted security. The aggregate value of these securities at period end was $8,650,671, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $177,538,015, which represented 3.24% of the Fund’s Net Assets.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Non-income producing security.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $430,929,750 are held by TOB Trusts and serve as collateral for the $264,615,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$5,783,411,623	$—	$5,783,411,623
Common Stocks & Other Equity Interests	—	—	3,782,700	3,782,700
Total Investments in Securities	—	5,783,411,623	3,782,700	5,787,194,323
Other Investments - Assets
Investments Matured	—	2,437,200	—	2,437,200
Total Investments	$—	$5,785,848,823	$3,782,700	$5,789,631,523
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Rochester® New York Municipals Fund